CONTINGENT LIABILITIES AND COMMITMENTS (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Jun. 21, 2019
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Fines paid				£ 45.5
The Group [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Payments in respect of settlements, reimbursement rights	£ 217.0
Gross loan commitments		£ 118,514.0	£ 135,539.0
Capital commitments		370.0	444.0
Amounts Related To Assets To Be Leased Under Operating Leases Signage		369.0	440.0
The Group [member] | Irrevocable Loan Commitments [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments		48,455.0	65,946.0
The Bank [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments		57,897.0	74,991.0
Capital commitments		1.0	4.0
The Bank [member] | Irrevocable Loan Commitments [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Gross loan commitments		30,420.0	£ 47,590.0
Legal proceedings contingent liability [member] | The Group [member]
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase (Decrease) In Current Tax Liability		770.0
Increase (decrease) in deferred tax liability (asset)		(250.0)
Increase (decrease) in tax liabilities		£ 910.0